UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

EAGLE SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments

Investment Portfolios

(UNAUDITED) | 01.31.2015

EAGLE INTERNATIONAL STOCK FUND

COMMON STOCKS—98.8%	Shares	Value

Australia—7.1%
Australia & New Zealand Banking Group Ltd.	4,598	$117,319
Commonwealth Bank of Australia	1,305	90,173
CSL Ltd.	267	18,186
Echo Entertainment Group Ltd.	44,767	139,728
Macquarie Group Ltd.	371	17,768
Northern Star Resources Ltd.	26,696	38,651
Qantas Airways Ltd.*	79,390	159,912
Western Areas Ltd.	12,503	38,932

Austria—0.3%
ams AG	786	30,815

Belgium—0.7%
Anheuser-Busch InBev N.V.	541	66,085

Britain—13.5%
AstraZeneca PLC	1,186	84,342
Aviva PLC	4,516	35,914
Barclays PLC	21,386	75,161
Barratt Developments PLC	11,079	76,375
Bellway PLC	1,186	32,411
British American Tobacco PLC	319	17,960
Britvic PLC	1,453	15,393
BT Group PLC	20,074	126,178
GlaxoSmithKline PLC	2,432	53,530
HSBC Holdings PLC	17,790	162,893
Imperial Tobacco Group PLC	5,043	236,907
Lloyds Banking Group PLC*	108,266	120,264
Taylor Wimpey PLC	50,181	102,177
The British Land Co. PLC	3,559	44,412

Denmark—2.2%
AP Moeller - Maersk A/S, Class B	59	119,176
Royal Unibrew A/S*	156	26,589
Sydbank A/S*	1,757	49,462

Finland—0.7%
Huhtamaki OYJ	2,188	59,942

France—6.4%
Credit Agricole S.A.	2,974	35,336
Korian-Medica	497	18,808
Orange S.A.	7,705	135,722
Renault S.A.	1,832	140,949
SEB S.A.	549	37,578
Societe Generale S.A.	1,928	77,913
Total S.A.	2,299	118,778

Germany—14.8%
Aareal Bank AG	1,320	50,170
Allianz SE	742	122,751
Bayer AG	1,780	257,208
Daimler AG	2,981	271,099
Deutsche Bank AG	1,483	43,235
Deutsche Lufthansa AG	5,183	88,174
Fresenius SE & Co. KGaA	2,892	165,882
Hannover Rueck SE	222	19,928
HeidelbergCement AG	252	18,583
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	252	50,687
Rheinmetall AG	489	21,224
Software AG	771	20,474
Volkswagen AG	764	170,204

COMMON STOCKS—98.8%	Shares	Value

Hong Kong—4.9%
Cheung Kong Holdings Ltd.	8,000	$151,747
Power Assets Holdings Ltd.	18,500	193,346
Wheelock and Co. Ltd.	15,000	84,744

Ireland—0.4%
Shire PLC	467	34,143

Israel—2.4%
Teva Pharmaceutical Industries Ltd.	3,678	209,466

Italy—1.2%
Enel SpA	23,529	106,378

Japan—26.3%
Arcs Co. Ltd.	700	14,440
Bridgestone Corp.	3,700	148,061
Calsonic Kansei Corp.	9,000	51,120
Central Japan Railway Co.	1,400	240,010
DTS Corp.	700	14,718
EIZO Corp.	700	15,243
Fuji Heavy Industries Ltd.	1,500	53,824
Fujitsu Ltd.	13,000	68,633
Furuno Electric Co. Ltd.	2,200	22,503
Fuyo General Lease Co. Ltd.	500	16,123
Heiwa Corp.	2,200	44,284
ITOCHU Corp.	8,200	83,196
KDDI Corp.	1,500	105,829
Marubeni Corp.	28,700	158,376
MITSUBA Corp.	1,500	26,571
Mitsubishi Corp.	3,000	52,375
Mitsubishi UFJ Financial Group, Inc.	20,000	106,476
Mitsui & Co. Ltd.	6,700	85,027
Nippon Suisan Kaisha Ltd.*	10,400	35,903
Nippon Telegraph and Telephone Corp.	3,700	219,675
Nippon Yusen K.K.	37,000	109,999
Nishimatsuya Chain Co. Ltd.	3,000	23,834
Resona Holdings, Inc.	26,000	128,838
Sankyu, Inc.	10,000	40,026
SIIX Corp.	1,300	27,851
Sojitz Corp.	57,100	73,933
Sumitomo Corp.	9,600	94,662
Sumitomo Mitsui Financial Group, Inc.	1,500	50,474
Toho Holdings Co. Ltd.	700	9,745
Toyo Engineering Corp.	7,000	23,595
Toyo Tire & Rubber Co. Ltd.	1,500	33,733
Toyota Motor Corp.	2,000	128,757

Malta—0.6%
Unibet Group PLC, SDR	868	51,665

Netherlands—5.2%
Heineken N.V.	1,298	96,788
ING Groep N.V., CVA*	13,140	163,475
Royal Dutch Shell PLC, Class B	6,192	197,134

New Zealand—0.3%
Air New Zealand Ltd.	15,869	29,978

Norway—0.2%
Kongsberg Automotive ASA*	19,807	15,613

Singapore—0.7%
Singapore Telecommunications Ltd.	20,000	60,214

        |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 01.31.2015

EAGLE INTERNATIONAL STOCK FUND (cont’d)

COMMON STOCKS—98.8%	Shares	Value

Spain—2.2%
Almirall S.A.*	3,292	$57,393
Banco Santander S.A.	4,375	29,408
Cie Automotive S.A.	1,987	28,627
Iberdrola S.A.	11,153	76,952

Sweden—4.5%
AAK AB	400	21,749
Boliden AB	4,457	69,793
Fabege AB	2,113	28,861
Loomis AB, Class B	623	18,424
Skandinaviska Enskilda Banken AB, Class A	12,213	146,963
Svenska Cellulosa AB SCA, Class B	2,106	50,892
Telefonaktiebolaget LM Ericsson, Class B	3,648	44,310
Tethys Oil AB*	1,587	10,670

Switzerland—4.2%
GAM Holding AG*	1,965	34,680
Holcim Ltd.*	252	17,636
Novartis AG	1,706	166,339
Roche Holding AG	541	146,153
Total common stocks (cost $8,618,532)		8,672,733

PREFERRED STOCKS—0.4%

Italy—0.4%
Unipol Gruppo Finanziario SpA	6,385	32,604
Total preferred stocks (cost $25,228)		32,604

Total investment portfolio (cost $8,643,760) 99.2% ‡		8,705,337

Other assets in excess of liabilities 0.8%		73,534

Total net assets 100.0%		$8,778,871

*	Non-income producing security
‡	As of January 31, 2015, aggregate cost for federal income tax purposes was $8,649,934. Net unrealized appreciation (depreciation) on a tax-basis was $55,403, including aggregate gross unrealized appreciation and depreciation of $685,946 and $(630,543), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

CVA—Dutch certification

SDR—Swedish depository receipt

Sector allocation

Sector	Percent of net assets

Consumer, cyclical	27.6%

Financial	23.8%

Consumer, non-cyclical	20.7%

Industrial	7.9%

Communications	7.9%

Utilities	4.3%

Energy	3.7%

Basic materials	1.7%

Technology	1.6%

The accompanying notes are an integral part of the Investment Portfolios.  |

Investment Portfolios

(UNAUDITED) | 01.31.2015

EAGLE INTERNATIONAL STOCK FUND (cont’d)

Industry allocation

Industry	Value	Percent of net assets
Banks	$1,447,560	16.5%

Pharmaceuticals	1,018,319	11.6%

Auto manufacturers	764,833	8.7%

Telecommunications	691,928	7.9%

Distribution/wholesale	547,569	6.2%

Transportation	509,211	5.8%

Electric	376,676	4.3%

Oil & gas	326,582	3.7%

Auto parts & equipment	324,949	3.7%

Airlines	278,064	3.2%

Real estate	265,352	3.0%

Insurance	261,884	3.0%

Agriculture	254,867	2.9%

Home builders	210,963	2.4%

Beverages	204,855	2.3%

Healthcare services	184,690	2.1%

Mining	147,376	1.7%

Lodging	139,728	1.6%

Entertainment	95,949	1.1%

Computers	83,351	1.0%

Food	72,092	0.8%

Diversified financial services	68,571	0.8%

Electronics	65,597	0.7%

Packaging & containers	59,942	0.7%

Cosmetics/personal care	50,892	0.6%

Real estate investment trusts (REITs)	44,412	0.5%

Home furnishings	37,578	0.4%

Building materials	36,219	0.4%

Semiconductors	30,815	0.4%

Retail	23,834	0.3%

Engineering & construction	23,595	0.3%

Software	20,474	0.2%

Commercial services	18,424	0.2%

Biotechnology	18,186	0.2%

Industry allocation (cont’d)

Industry	Value	Percent of net assets

Total investment portfolio	$8,705,337	99.2%

    |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 01.31.2015

EAGLE INVESTMENT GRADE BOND FUND

CORPORATE BONDS—42.5%	Principal amount (in thousands)	Value

Advertising—0.9%
The Interpublic Group of Cos., Inc., 4.20%, 04/15/24	$500	$532,992

Airlines—0.5%
Southwest Airlines Co., 2.75%, 11/06/19	250	257,146

Auto manufacturers—0.9%
American Honda Finance Corp., FRN, 0.36%, 09/02/16	500	499,714

Banks—7.3%
BB&T Corp., 2.45%, 01/15/20	250	255,450
Capital One NA, 2.40%, 09/05/19	250	252,663
Citigroup, Inc., 2.55%, 04/08/19	250	254,830
Citizens Bank NA, 2.45%, 12/04/19	250	254,638
First Tennessee Bank NA, 2.95%, 12/01/19	250	254,453
JPMorgan Chase & Co., 2.20%, 10/22/19	250	251,286
Macquarie Bank Ltd., 144A, 1.60%, 10/27/17 (a)	500	499,750
Manufacturers & Traders Trust Co., 2.30%, 01/30/19	250	254,843
Morgan Stanley, 5.50%, 07/24/20	250	287,656
National Australia Bank Ltd., 144A, 2.25%, 07/01/19 (a)	500	508,881
PNC Funding Corp., 4.38%, 08/11/20	250	278,464
Regions Financial Corp., 2.00%, 05/15/18	500	497,607
The Goldman Sachs Group, Inc., 2.55%, 10/23/19	250	252,948

Beverages—0.5%
Anheuser-Busch InBev Finance, Inc., 2.15%, 02/01/19	250	255,446

Biotechnology—1.0%
Amgen, Inc., 2.20%, 05/22/19	250	253,654
Gilead Sciences, Inc., 4.50%, 04/01/21	250	283,949

Chemicals—0.8%
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 04/01/20	440	476,918

Commercial services—1.4%
ERAC USA Finance LLC, 144A, 2.35%, 10/15/19 (a)	250	253,063
Moody’s Corp., 2.75%, 07/15/19	500	513,628

Computers—0.5%
NetApp, Inc., 3.38%, 06/15/21	250	257,958

Diversified financial services—1.4%
BlackRock, Inc., 5.00%, 12/10/19	250	287,434
Legg Mason, Inc., 2.70%, 07/15/19	250	255,217
Synchrony Financial, 3.00%, 08/15/19	250	255,487

Electric—2.3%
Berkshire Hathaway Energy Co., 2.40%, 02/01/20	250	254,305
Exelon Generation Co. LLC, 5.20%, 10/01/19	250	280,850
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/19	250	257,399
PG&E Corp., 2.40%, 03/01/19	250	254,634
The Southern Co., 2.15%, 09/01/19	250	254,547

Electronics—1.8%
Amphenol Corp., 3.13%, 09/15/21	500	517,215
Keysight Technologies, Inc., 144A, 3.30%, 10/30/19 (a)	500	506,237

CORPORATE BONDS—42.5%	Principal amount (in thousands)	Value

Food—0.9%
General Mills, Inc., 2.20%, 10/21/19	$250	$252,972
Ingredion, Inc., 1.80%, 09/25/17	250	250,628

Gas—0.5%
Dominion Gas Holdings LLC, 2.50%, 12/15/19	250	256,293

Healthcare products—2.1%
CareFusion Corp., 6.38%, 08/01/19	103	121,032
Edwards Lifesciences Corp., 2.88%, 10/15/18	250	258,374
Hospira, Inc., 6.05%, 03/30/17	250	271,127
Medtronic, Inc., 144A, 3.15%, 03/15/22 (a)	250	262,037
Zimmer Holdings, Inc., 4.63%, 11/30/19	250	279,352

Healthcare services—2.4%
Aetna, Inc., 3.95%, 09/01/20	500	543,622
Roche Holdings, Inc., 144A, 2.88%, 09/29/21 (a)	500	521,574
UnitedHealth Group, Inc., 2.30%, 12/15/19	250	256,209

Housewares—0.5%
Newell Rubbermaid, Inc., 2.88%, 12/01/19	250	255,435

Insurance—4.1%
Aon Corp., 3.13%, 05/27/16	250	256,941
Assurant, Inc., 2.50%, 03/15/18	500	509,974
Metropolitan Life Global Funding I, 144A, 2.30%, 04/10/19 (a)	500	510,540
Tiaa Asset Management Finance Co. LLC, 144A, 4.13%, 11/01/24 (a)	500	535,849
XLIT Ltd., 2.30%, 12/15/18	500	507,136

Internet—2.3%
Alibaba Group Holding Ltd., 144A, 3.13%, 11/28/21 (a)	500	505,440
Baidu, Inc., 3.25%, 08/06/18	500	514,396
Expedia, Inc., 4.50%, 08/15/24	250	259,430

Media—1.3%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.55%, 03/15/15	500	501,722
Sky PLC, 144A, 9.50%, 11/15/18 (a)	205	258,101

Miscellaneous manufacturer—0.9%
Crane Co., 2.75%, 12/15/18	250	255,832
Tyco Electronics Group S.A., 2.38%, 12/17/18	250	255,558

Oil & gas—0.4%
CNOOC Nexen Finance ULC, 1.63%, 04/30/17	200	199,153

Pharmaceuticals—1.4%
Bayer US Finance LLC, 144A, 3.00%, 10/08/21 (a)	500	523,894
Owens & Minor, Inc., 3.88%, 09/15/21	250	261,429

Pipelines—1.3%
Enable Midstream Partners LP, 144A, 2.40%, 05/15/19 (a)	250	246,737
Kinder Morgan Energy Partners LP, 2.65%, 02/01/19	500	500,289

Semiconductors—1.8%
KLA-Tencor Corp., 3.38%, 11/01/19	500	521,153
Maxim Integrated Products, Inc., 2.50%, 11/15/18	500	507,198

Software—2.9%
Broadridge Financial Solutions, Inc., 3.95%, 09/01/20	250	267,211

|   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 01.31.2015

EAGLE INVESTMENT GRADE BOND FUND (cont’d)

CORPORATE BONDS—42.5%	Principal amount (in thousands)	Value

Software (cont’d)
Fiserv, Inc., 6.80%, 11/20/17	$250	$284,628
Intuit, Inc., 5.75%, 03/15/17	250	272,010
Microsoft Corp., 3.63%, 12/15/23	250	277,277
Oracle Corp., 2.50%, 10/15/22	500	507,733

Transportation—0.4%
J.B. Hunt Transport Services, Inc., 2.40%, 03/15/19	250	254,876

Total corporate bonds (cost $23,303,727)		23,834,424
MORTGAGE AND ASSET-BACKED SECURITIES—30.4%

Asset-backed securities—10.7%
AmeriCredit Automobile Receivables Trust, Series 2013-5, Class B, 1.52%, 01/08/19	1,000	1,001,399
BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.73%, 02/21/17	1,000	998,764
CarMax Auto Owner Trust, Series 2013-4, Class B, 1.71%, 07/15/19	1,000	1,003,774
Ford Credit Auto Owner Trust, Series 2012-C, Class D, 2.43%, 01/15/19	1,000	1,014,527
Ford Credit Floorplan Master Owner Trust A, Series 2014-1, Class A1, 1.20%, 02/15/19	1,000	1,001,260
Hyundai Auto Receivables Trust, Series 2014-A, Class B, 1.73%, 08/15/19	1,000	1,004,876

Federal agency mortgage-backed obligations— 19.7%
Fannie Mae Pool,
Series 0957, Class MA, 3.00%, 01/01/22	917	964,870
Series 1212, Class MA, 2.50%, 10/01/22	982	1,022,498
Series 1895, Class MA, 2.50%, 05/01/24	529	550,532
Series 1935, Class MA, 3.00%, 06/01/24	492	519,035
Series 2020, Class MA, 2.50%, 09/01/24	518	539,190
Series 2154, Class MA, 3.00%, 01/01/25	570	601,681
Fannie Mae, REMIC,
Series 2008-18, Class ND, 4.00%, 05/25/20	210	218,352
Series 2011-45, Class NG, 3.00%, 03/25/25	853	892,473
Series 2012-96, Class VA, 3.50%, 02/25/22	387	412,989
Freddie Mac Gold Pool,
Series 13368, Class G, 6.00%, 11/01/23	705	771,853
Series 18509, Class G, 3.50%, 04/01/29	658	699,634
Series 18513, Class G, 3.50%, 05/01/29	392	417,305
Series 18519, Class G, 3.50%, 07/01/29	1,173	1,247,683
Freddie Mac, REMIC,
Series 2628, Class AB, 4.50%, 06/15/18	43	44,582
Series 2885, Class LC, 4.50%, 04/15/34	87	91,510
Series 3650, Class PA, 5.00%, 01/15/40	246	270,260
Ginnie Mae I Pool, Series 783112, 5.50%, 09/15/22	590	638,096
Ginnie Mae II Pool, Series 5107, 4.00%, 07/20/26	695	741,251
Ginnie Mae, REMIC,
Series 2004-86, Class PK, 4.00%, 09/20/34	159	167,039
Series 2010-169, Class CD, 3.00%, 12/16/25	195	204,442

Total mortgage and asset-backed securities (cost $16,914,355)		17,039,875

U.S. TREASURIES—20.4%	Principal amount (in thousands)	Value

U.S. Treasury Notes,
2.13%, 09/30/21	$1,500	$1,562,578
2.50%, 04/30/15	1,000	1,005,782
2.75%, 12/31/17	5,250	5,546,953
2.75%, 02/15/24	1,500	1,640,156
3.63%, 02/15/21	1,500	1,694,063

Total U.S. Treasuries (cost $11,191,887)		11,449,532
U.S. GOVERNMENT AGENCY SECURITIES—3.7%

Federal Farm Credit Banks, 1.15%, 10/10/17	1,000	1,009,619
Private Export Funding Corp., Series CC, 2.25%, 12/15/17	1,000	1,029,534

Total U.S. Government agency securities (cost $2,008,675)		2,039,153

SUPRANATIONAL BANKS—1.8%

Inter-American Development Bank, 1.75%, 10/15/19	1,000	1,015,457

Total supranational banks (cost $995,330)		1,015,457

Total investment portfolio (cost $54,413,974) 98.8% ‡		55,378,441

Other assets in excess of liabilities 1.2%		688,582

Total net assets 100.0%		$56,067,023

(a)	Restricted securities deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities. At January 31, 2015, these securities aggregated $5,132,103 or 9.2% of the net assets of the Fund.
‡	As of January 31, 2015, aggregate cost for federal income tax purposes was $54,413,974. Net unrealized appreciation (depreciation) on a tax-basis was $964,467, including aggregate gross unrealized appreciation and depreciation of $975,351 and $(10,884), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

144A-Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

FRN—Floating rate notes reset their interest rates on a semiannual or quarterly basis. Rate shown was as of January 31, 2015.

REMIC—Real estate mortgage investment conduit

The accompanying notes are an integral part of the Investment Portfolios.    |

Investment Portfolios

(UNAUDITED) | 01.31.2015

EAGLE MID CAP GROWTH FUND

COMMON STOCKS—97.8%	Shares	Value

Airlines—1.8%
Delta Air Lines, Inc.	293,175	$13,870,109

Apparel—3.3%
Michael Kors Holdings Ltd.*	236,217	16,721,802
Under Armour, Inc., Class A*	109,555	7,896,724

Beverages—5.7%
Constellation Brands, Inc., Class A*	163,620	18,071,829
Monster Beverage Corp.*	213,841	25,008,705

Biotechnology—3.5%
BioMarin Pharmaceutical, Inc.*	70,416	6,841,619
Illumina, Inc.*	44,345	8,655,700
Medivation, Inc.*	56,850	6,186,417
Vertex Pharmaceuticals, Inc.*	39,780	4,381,369

Building materials—1.4%
Fortune Brands Home & Security, Inc.	162,515	7,279,047
Martin Marietta Materials, Inc.	32,551	3,507,045

Chemicals—2.1%
Huntsman Corp.	337,515	7,411,829
RPM International, Inc.	82,615	3,953,954
The Sherwin-Williams Co.	16,080	4,362,022

Commercial services—2.6%
CoStar Group, Inc.*	44,607	8,230,437
Gartner, Inc.*	131,530	11,077,457

Computers—2.6%
Cadence Design Systems, Inc.*	302,130	5,435,319
IHS, Inc., Class A*	74,504	8,577,645
Synopsys, Inc.*	128,115	5,507,664

Distribution/wholesale—1.2%
HD Supply Holdings, Inc.*	318,005	9,168,084

Diversified financial services—3.8%
AerCap Holdings N.V.*	98,970	3,912,284
Ameriprise Financial, Inc.	140,245	17,522,211
TD Ameritrade Holding Corp.	222,631	7,211,018

Electrical components & equipment—1.9%
Acuity Brands, Inc.	60,505	9,069,095
Mobileye N.V.*	141,111	5,558,362

Electronics—2.6%
Amphenol Corp., Class A	151,280	8,125,249
Sensata Technologies Holding N.V.*	228,240	11,256,797

Engineering & construction—1.9%
SBA Communications Corp., Class A*	123,590	14,422,953

Environmental control—1.7%
Waste Connections, Inc.	297,597	12,862,142

Food—1.5%
The WhiteWave Foods Co.*	341,045	11,244,254

Healthcare products—3.5%
Edwards Lifesciences Corp.*	29,279	3,670,123
Intuitive Surgical, Inc.*	8,955	4,428,068
Sirona Dental Systems, Inc.*	104,270	9,407,239
The Cooper Companies, Inc.	57,815	9,114,535

Healthcare services—2.6%
Centene Corp.*	107,200	11,701,952
Universal Health Services, Inc., Class B	74,610	7,649,763

Home furnishings—2.6%
Harman International Industries, Inc.	150,916	19,563,241

COMMON STOCKS—97.8%	Shares	Value

Household products/wares—1.8%
Church & Dwight Co., Inc.	163,290	$13,213,427

Internet—8.2%
FireEye, Inc.*	224,929	7,604,850
Liberty Interactive Corp., Class A*	672,200	18,391,392
Liberty Ventures, Series A*	84,249	3,146,700
LinkedIn Corp., Class A*	20,210	4,541,996
Netflix, Inc.*	12,305	5,436,349
TripAdvisor, Inc.*	143,810	9,636,708
Twitter, Inc.*	160,857	6,036,963
Yelp, Inc.*	70,685	3,708,842
Zillow, Inc., Class A*	35,495	3,440,175

Leisure time—3.6%
Brunswick Corp.	159,946	8,681,869
Royal Caribbean Cruises Ltd.	246,645	18,634,030

Lodging—1.5%
Starwood Hotels & Resorts Worldwide, Inc.	89,440	6,436,997
Wynn Resorts Ltd.	32,165	4,758,812

Machinery-diversified—1.3%
Flowserve Corp.	64,500	3,514,605
Nordson Corp.	86,755	6,320,969

Media—4.9%
FactSet Research Systems, Inc.	60,610	8,702,990
Sirius XM Holdings, Inc.*	6,505,710	23,095,270
Starz, Class A*	166,450	4,913,604

Mining—0.9%
Alcoa, Inc.	440,280	6,890,382

Miscellaneous manufacturer—2.8%
Colfax Corp.*	93,071	4,217,047
Hexcel Corp.	200,495	8,867,894
Pall Corp.	85,305	8,254,112

Oil & gas—2.8%
Diamondback Energy, Inc.*	110,655	7,634,088
Gulfport Energy Corp.*	135,047	5,197,959
Memorial Resource Development Corp.*	198,690	3,804,914
Rice Energy, Inc.*	265,280	4,530,982

Oil & gas services—1.0%
FMC Technologies, Inc.*	196,430	7,362,196

Pharmaceuticals—4.1%
AmerisourceBergen Corp.	92,620	8,803,531
Catamaran Corp.*	149,643	7,468,682
Mylan, Inc.*	276,145	14,677,107

Real estate investment trusts (REITs)—2.0%
Brixmor Property Group, Inc.	165,440	4,483,424
Crown Castle International Corp.	117,785	10,189,580

Retail—5.1%
AutoZone, Inc.*	15,315	9,142,442
Chipotle Mexican Grill, Inc.*	5,795	4,113,523
Family Dollar Stores, Inc.	55,510	4,224,311
Macy’s, Inc.	128,690	8,220,717
Sally Beauty Holdings, Inc.*	253,192	7,869,207
Tractor Supply Co.	59,280	4,811,758

Semiconductors—4.3%
Altera Corp.	98,455	3,241,631
Cavium, Inc.*	55,916	3,288,420
IPG Photonics Corp.*	104,954	7,833,767
Microchip Technology, Inc.	84,920	3,829,892
Skyworks Solutions, Inc.	171,410	14,235,600

        |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 01.31.2015

EAGLE MID CAP GROWTH FUND (cont’d)

COMMON STOCKS—97.8%	Shares	Value

Software—4.5%
ANSYS, Inc.*	113,055	$9,120,147
Autodesk, Inc.*	125,925	6,800,580
Cerner Corp.*	73,550	4,880,042
NetSuite, Inc.*	38,844	3,823,415
ServiceNow, Inc.*	123,625	9,012,262

Telecommunications—1.8%
Palo Alto Networks, Inc.*	109,445	13,832,754

Transportation—0.9%
Old Dominion Freight Line, Inc.*	92,322	6,473,619
Total common stocks (cost $528,890,109)		736,216,596

Total investment portfolio (cost $528,890,109) 97.8% ‡		736,216,596

Other assets in excess of liabilities 2.2%		16,318,670

Net assets 100.0%		$752,535,266

*	Non-income producing security
‡	As of January 31, 2015, aggregate cost for federal income tax purposes was $529,605,548 Net unrealized appreciation (depreciation) on a tax-basis was $206,611,048, including aggregate gross unrealized appreciation and depreciation of $220,947,754 and $(14,336,706), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets

Consumer, non-cyclical	25.3%

Consumer, cyclical	19.1%

Communications	14.9%

Industrial	14.5%

Technology	11.4%

Financial	5.8%

Energy	3.8%

Basic materials	3.0%

The accompanying notes are an integral part of the Investment Portfolios.  |

Investment Portfolios

(UNAUDITED) | 01.31.2015

EAGLE MID CAP STOCK FUND

COMMON STOCKS—98.5%	Shares	Value

Aerospace/defense—0.6%
B/E Aerospace, Inc.*	34,562	$2,016,001

Apparel—1.4%
Hanesbrands, Inc.	45,097	5,022,904

Auto parts & equipment—1.6%
BorgWarner, Inc.	105,490	5,697,515

Banks—6.1%
East West Bancorp, Inc.	142,885	5,169,579
First Republic Bank	106,789	5,437,696
Signature Bank*	50,278	5,889,062
SVB Financial Group*	52,236	5,897,445

Beverages—0.9%
Constellation Brands, Inc., Class A*	29,835	3,295,276

Biotechnology—0.5%
Bio-Rad Laboratories, Inc., Class A*	15,704	1,797,637

Chemicals—2.2%
Airgas, Inc.	42,290	4,763,546
Albemarle Corp.	31,582	1,524,158
Platform Specialty Products Corp.*	80,072	1,681,512

Commercial services—1.9%
Quanta Services, Inc.*	139,755	3,700,712
Towers Watson & Co., Class A	26,400	3,128,400

Distribution/wholesale—2.7%
Fastenal Co.	94,110	4,178,484
LKQ Corp.*	218,289	5,634,039

Diversified financial services—5.0%
Affiliated Managers Group, Inc.*	30,428	6,253,563
Invesco Ltd.	127,738	4,691,817
PRA Group, Inc.*	92,049	4,558,266
TD Ameritrade Holding Corp.	83,096	2,691,479

Electric—1.5%
ITC Holdings Corp.	64,740	2,754,039
NRG Energy, Inc.	111,001	2,737,285

Electrical components & equipment—1.1%
AMETEK, Inc.	81,295	3,894,031

Electronics—5.4%
Agilent Technologies, Inc.	73,125	2,761,931
Amphenol Corp., Class A	88,651	4,761,445
FLIR Systems, Inc.	119,065	3,595,763
Mettler-Toledo International, Inc.*	16,543	5,028,245
Trimble Navigation Ltd.*	148,325	3,536,068

Environmental control—1.9%
Stericycle, Inc.*	32,730	4,297,121
Waste Connections, Inc.	61,085	2,640,094

Food—2.7%
The Hain Celestial Group, Inc.*	115,670	6,103,906
The WhiteWave Foods Co.*	117,273	3,866,491

Healthcare products—6.7%
Bio-Techne Corp.	35,995	3,348,255
DENTSPLY International, Inc.	91,476	4,576,087
Edwards Lifesciences Corp.*	16,052	2,012,118
IDEXX Laboratories, Inc.*	12,884	2,041,083
Sirona Dental Systems, Inc.*	40,538	3,657,338
Teleflex, Inc.	25,707	2,816,459
The Cooper Companies, Inc.	17,960	2,831,394
Varian Medical Systems, Inc.*	32,010	2,962,846

COMMON STOCKS—98.5%	Shares	Value

Healthcare services—2.1%
Envision Healthcare Holdings, Inc.*	120,476	$4,141,965
MEDNAX, Inc.*	53,310	3,619,216

Household products/wares—1.4%
Church & Dwight Co., Inc.	62,703	5,073,927

Insurance—2.9%
Arthur J Gallagher & Co.	108,676	4,828,475
HCC Insurance Holdings, Inc.	105,010	5,601,233

Internet—1.0%
F5 Networks, Inc.*	33,979	3,792,736

Iron/steel—0.9%
Steel Dynamics, Inc.	203,185	3,462,272

Leisure time—3.4%
Jarden Corp.*	139,870	6,716,557
Polaris Industries, Inc.	38,750	5,602,863

Lodging—1.5%
Wyndham Worldwide Corp.	67,377	5,645,519

Machinery-diversified—4.6%
Flowserve Corp.	60,300	3,285,747
IDEX Corp.	44,554	3,223,482
Roper Industries, Inc.	24,755	3,820,686
The Middleby Corp.*	39,839	3,785,502
Wabtec Corp.	33,435	2,790,151

Miscellaneous manufacturer—1.1%
Pall Corp.	40,190	3,888,784

Oil & gas—2.1%
Cimarex Energy Co.	27,875	2,876,700
Range Resources Corp.	53,040	2,454,161
Whiting Petroleum Corp.*	76,815	2,305,986

Oil & gas services—1.7%
Core Laboratories N.V.	16,097	1,492,997
FMC Technologies, Inc.*	62,305	2,335,191
Oceaneering International, Inc.	45,650	2,390,234

Packaging & containers—1.7%
Berry Plastics Group, Inc.*	87,448	2,957,491
Crown Holdings, Inc.*	77,070	3,414,972

Pharmaceuticals—5.4%
Catamaran Corp.*	78,285	3,907,204
Omnicare, Inc.	75,500	5,660,990
Perrigo Co. PLC	26,693	4,050,396
Zoetis, Inc.	141,100	6,029,203

Real estate investment trusts (REITs)—2.5%
DDR Corp.	238,069	4,666,153
Essex Property Trust, Inc.	19,004	4,295,854

Retail—7.1%
Bloomin’ Brands, Inc.*	169,214	4,182,124
Dunkin’ Brands Group, Inc.	107,451	5,083,507
PVH Corp.	37,005	4,080,171
Tractor Supply Co.	81,161	6,587,838
Ulta Salon, Cosmetics & Fragrance, Inc.*	45,809	6,044,040

Semiconductors—4.3%
Microchip Technology, Inc.	129,490	5,839,999
Skyworks Solutions, Inc.	117,425	9,752,146

Software—7.8%
ANSYS, Inc.*	39,190	3,161,457
CommVault Systems, Inc.*	90,743	3,954,580
Fiserv, Inc.*	32,070	2,326,037

        |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 01.31.2015

EAGLE MID CAP STOCK FUND (cont’d)

COMMON STOCKS—98.5%	Shares	Value

Software (cont’d)
Informatica Corp.*	119,465	$4,979,899
Nuance Communications, Inc.*	168,200	2,311,909
Open Text Corp.	64,529	3,656,858
Qlik Technologies, Inc.*	137,019	3,891,340
SolarWinds, Inc.*	85,315	4,107,917

Telecommunications—2.3%
NeuStar, Inc., Class A*	103,110	2,710,762
NICE-Systems Ltd., Sponsored ADR	116,763	5,715,549

Transportation—2.5%
Expeditors International of Washington, Inc.	102,211	4,464,577
J.B. Hunt Transport Services, Inc.	57,343	4,565,076
Total common stocks (cost $288,016,023)		358,783,523

Total investment portfolio (cost $288,016,023) 98.5% ‡		358,783,523

Other assets in excess of liabilities 1.5%		5,438,254

Net assets 100.0%		$364,221,777

*	Non-income producing security
‡	As of January 31, 2015, aggregate cost for federal income tax purposes was $288,991,481. Net unrealized appreciation (depreciation) on a tax-basis was $69,792,042, including aggregate gross unrealized appreciation and depreciation of $80,799,978 and $(11,007,936), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation

Sector	Percent of net assets

Consumer, non-cyclical	21.6%

Industrial	18.9%

Consumer, cyclical	17.7%

Financial	16.5%

Technology	12.1%

Energy	3.8%

Communications	3.3%

Basic materials	3.1%

Utilities	1.5%

The accompanying notes are an integral part of the Investment Portfolios.  |

Investment Portfolios

(UNAUDITED) | 01.31.2015

EAGLE SMALL CAP GROWTH FUND

COMMON STOCKS—99.4%	Shares	Value

Airlines—1.6%
JetBlue Airways Corp.*	3,518,043	$59,067,942

Apparel—2.7%
Deckers Outdoor Corp.*	401,778	26,537,437
Steven Madden Ltd.*	1,394,312	47,880,674
Vince Holding Corp.*	1,085,053	25,444,493

Auto parts & equipment—1.1%
WABCO Holdings, Inc.*	402,720	38,326,862

Banks—1.0%
Synovus Financial Corp.	740,740	19,088,870
UMB Financial Corp.	360,988	17,515,138

Biotechnology—5.6%
Acorda Therapeutics, Inc.*	1,126,152	46,791,616
Alder Biopharmaceuticals, Inc.*	398,078	10,779,952
Celladon Corp.*	1,062,214	18,089,504
CTI BioPharma Corp.*	4,332,630	9,531,786
Dermira, Inc.*	656,189	11,056,785
Isis Pharmaceuticals, Inc.*	554,577	37,994,070
NPS Pharmaceuticals, Inc.*	406,865	18,658,829
Puma Biotechnology, Inc.*	116,710	24,635,147
Seattle Genetics, Inc.*	699,065	21,782,865
Synageva BioPharma Corp.*	61,000	7,028,420
Theravance Biopharma, Inc.*	2	33

Building materials—1.7%
Martin Marietta Materials, Inc.	323,454	34,848,934
Trex Co., Inc.*	600,000	25,518,000

Chemicals—3.3%
Chemtura Corp.*	1,016,903	22,158,316
Huntsman Corp.	2,886,502	63,387,584
Quaker Chemical Corp.	461,378	36,411,952

Commercial services—6.0%
EVERTEC, Inc.	822,620	16,501,757
ExamWorks Group, Inc.*	279,343	10,324,517
HMS Holdings Corp.*	949,090	18,777,746
LifeLock, Inc.*	1,613,544	23,961,128
Nutrisystem, Inc.	1,187,208	21,156,047
PAREXEL International Corp.*	647,710	39,484,402
Sotheby’s	452,991	19,274,767
Team Health Holdings, Inc.*	851,083	44,000,991
The Advisory Board Co.*	568,543	26,653,296

Computers—2.1%
Electronics for Imaging, Inc.*	483,456	18,685,574
Manhattan Associates, Inc.*	611,746	27,308,342
Qualys, Inc.*	814,408	30,963,792

Diversified financial services—2.0%
Artisan Partners Asset Management, Inc., Class A	475,597	22,957,067
Stifel Financial Corp.*	1,051,701	49,587,702

Electrical components & equipment—1.9%
Acuity Brands, Inc.	319,829	47,939,169
Belden, Inc.	236,530	19,617,798

Electronics—1.8%
Coherent, Inc.*	800,941	49,562,229
Woodward, Inc.	342,322	15,270,985

Engineering & construction—0.8%
EMCOR Group, Inc.	748,882	30,224,878

Environmental control—1.9%
Waste Connections, Inc.	1,592,365	68,822,015

COMMON STOCKS—99.4%	Shares	Value

Food—3.9%
Pinnacle Foods, Inc.	548,162	$19,717,387
The Fresh Market, Inc.*	48,515	1,848,906
The Hain Celestial Group, Inc.*	515,505	27,203,199
The WhiteWave Foods Co.*	1,299,039	42,829,316
United Natural Foods, Inc.*	674,474	52,123,351

Healthcare products—6.1%
Align Technology, Inc.*	261,710	13,883,716
Cyberonics, Inc.*	351,668	19,542,191
DexCom, Inc.*	778,707	46,551,105
Natus Medical, Inc.*	972,368	36,561,037
Sirona Dental Systems, Inc.*	498,252	44,952,295
The Spectranetics Corp.*	595,209	19,469,286
Thoratec Corp.*	878,552	31,531,231
ZELTIQ Aesthetics, Inc.*	344,581	11,098,954

Healthcare services—2.4%
Acadia Healthcare Co., Inc.*	426,276	24,617,439
Centene Corp.*	593,534	64,790,171

Home builders—0.2%
KB Home	536,200	6,681,052

Home furnishings—1.6%
Universal Electronics, Inc.*	917,956	58,510,515

Household products/wares—1.1%
Tumi Holdings, Inc.*	1,793,319	40,654,542

Insurance—1.8%
Enstar Group Ltd.*	192,849	26,028,829
MGIC Investment Corp.*	2,044,104	17,415,766
ProAssurance Corp.	526,745	23,371,676

Internet—2.2%
HomeAway, Inc.*	1,164,486	29,682,748
WebMD Health Corp.*	420,191	16,282,401
Yelp, Inc.*	339,050	17,789,954
Zillow, Inc., Class A*	188,196	18,239,956

Leisure time—0.6%
Brunswick Corp.	383,145	20,797,111

Lodging—0.4%
Intrawest Resorts Holdings, Inc.*	1,519,339	15,345,324

Machinery-diversified—1.7%
Chart Industries, Inc.*	396,987	11,314,130
Cognex Corp.*	1,391,148	51,124,689

Media—0.7%
Houghton Mifflin Harcourt Co.*	1,226,940	24,146,179

Metal fabricate/hardware—0.6%
RTI International Metals, Inc.*	1,019,263	22,729,565

Miscellaneous manufacturer—2.6%
Colfax Corp.*	751,249	34,039,092
Hexcel Corp.	1,056,896	46,746,510
Proto Labs, Inc.*	248,071	15,973,292

Oil & gas—2.5%
Diamondback Energy, Inc.*	312,540	21,562,134
Gulfport Energy Corp.*	973,294	37,462,086
Rice Energy, Inc.*	500,000	8,540,000
RSP Permian, Inc.*	908,552	24,349,194

Oil & gas services—1.1%
Geospace Technologies Corp.*	567,368	13,605,485
Thermon Group Holdings, Inc.*	1,251,908	25,601,518

  |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 01.31.2015

EAGLE SMALL CAP GROWTH FUND (cont’d)

COMMON STOCKS—99.4%	Shares	Value

Pharmaceuticals—5.2%
Anacor Pharmaceuticals, Inc.*	1,054,217	$39,638,559
Chimerix, Inc.*	651,380	26,126,852
Enanta Pharmaceuticals, Inc.*	627,756	27,269,720
Keryx Biopharmaceuticals, Inc.*	1,155,762	14,054,066
Ophthotech Corp.*	517,087	29,086,144
Portola Pharmaceuticals, Inc.*	794,193	22,578,907
Receptos, Inc.*	296,970	32,717,185

Real estate investment trusts (REITs)—2.6%
InfraREIT, Inc.*	50,000	1,330,000
The Geo Group, Inc.	1,333,247	58,022,909
Two Harbors Investment Corp.	3,303,572	34,092,863

Retail—7.7%
Buffalo Wild Wings, Inc.*	257,204	45,864,617
Chuy’s Holdings, Inc.*	906,449	19,370,815
Domino’s Pizza, Inc.	374,968	37,140,581
Genesco, Inc.*	1,186,605	84,782,927
The Habit Restaurants, Inc., Class A*	40,000	1,320,000
The Pantry, Inc.*	756,491	27,914,518
Vitamin Shoppe, Inc.*	1,594,932	67,417,776

Semiconductors—5.9%
Cavium, Inc.*	1,216,134	71,520,841
IPG Photonics Corp.*	658,921	49,181,863
SunEdison, Inc.*	1,580,330	29,599,581
Teradyne, Inc.	1,251,805	22,657,670
Veeco Instruments, Inc.*	1,474,474	43,010,407

Software—9.7%
ANSYS, Inc.*	359,070	28,966,177
Aspen Technology, Inc.*	565,366	19,982,861
Cornerstone OnDemand, Inc.*	873,143	28,770,062
Guidewire Software, Inc.*	523,995	26,252,150
MedAssets, Inc.*	1,009,724	18,689,991
Medidata Solutions, Inc.*	1,140,583	49,033,663
Proofpoint, Inc.*	1,132,558	56,627,900
PTC, Inc.*	1,511,888	50,512,178
RealPage, Inc.*	1,102,340	19,853,143
The Ultimate Software Group, Inc.*	393,158	58,191,316

Telecommunications—4.3%
Aruba Networks, Inc.*	1,339,165	22,203,355
Finisar Corp.*	1,819,248	33,001,159
Fortinet, Inc.*	2,147,198	64,190,484
Qorvo, Inc.*	505,940	37,373,788

Transportation—1.0%
Landstar System, Inc.	570,617	36,565,137
Total common stocks (cost $2,684,476,871)		3,643,234,908

Total investment portfolio (cost $2,684,476,871) 99.4% ‡		3,643,234,908

Other assets in excess of liabilities 0.6%		23,730,987

Net assets 100.0%		$3,666,965,895

*	Non-income producing security
‡	As of January 31, 2015, aggregate cost for federal income tax purposes was $2,699,921,197. Net unrealized appreciation (depreciation) on a tax-basis was $943,313,711, including aggregate gross unrealized appreciation and depreciation of $1,069,437,051 and $(126,123,340), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation

Sector	Percent of net assets
Consumer, non-cyclical	30.3%

Technology	17.7%

Consumer, cyclical	15.9%

Industrial	14.0%

Financial	7.4%

Communications	7.2%

Energy	3.6%

Basic materials	3.3%

The accompanying notes are an integral part of the Investment Portfolios.  |

Investment Portfolios

(UNAUDITED) | 01.31.2015

EAGLE SMALL CAP STOCK FUND

COMMON STOCKS—97.3%	Shares	Value

Advertising—1.1%
MDC Partners, Inc., Class A	14,803	$353,792

Aerospace/defense—1.9%
Astronics Corp.*	3,639	202,656
HEICO Corp.	6,567	398,486

Apparel—2.1%
Iconix Brand Group, Inc.*	11,180	371,623
Steven Madden Ltd.*	8,864	304,390

Auto parts & equipment—1.1%
Gentherm, Inc.*	9,392	345,438

Banks—5.1%
Eagle Bancorp, Inc.*	14,017	479,381
First Midwest Bancorp, Inc.	19,797	304,874
South State Corp.	6,902	412,118
Texas Capital Bancshares, Inc.*	4,383	179,046
Western Alliance Bancorporation*	10,710	275,354

Biotechnology—1.2%
Bio-Rad Laboratories, Inc., Class A*	3,523	403,278

Building materials—0.8%
AAON, Inc.	11,867	258,819

Chemicals—3.9%
Balchem Corp.	8,840	468,255
Quaker Chemical Corp.	5,422	427,904
Sensient Technologies Corp.	5,849	356,789

Commercial services—6.0%
Healthcare Services Group, Inc.	15,751	496,314
LifeLock, Inc.*	29,259	434,496
Monro Muffler Brake, Inc.	5,864	335,069
Ritchie Bros Auctioneers, Inc.	17,052	426,300
The Advisory Board Co.*	5,282	247,620

Distribution/wholesale—0.9%
Beacon Roofing Supply, Inc.*	12,753	302,119

Diversified financial services—4.6%
Evercore Partners, Inc., Class A	7,737	370,370
Financial Engines, Inc.	9,357	335,916
PRA Group, Inc.*	7,965	394,427
WageWorks, Inc.*	6,770	372,621

Electric—1.0%
ALLETE, Inc.	5,683	321,942

Electronics—1.4%
Control4 Corp.*	29,534	448,326

Engineering & construction—0.7%
Mistras Group, Inc.*	12,130	243,813

Food—3.1%
J & J Snack Foods Corp.	3,291	322,913
The Chefs’ Warehouse, Inc.*	10,598	226,691
TreeHouse Foods, Inc.*	4,897	444,158

Healthcare products—8.5%
Bio-Techne Corp.	2,602	242,038
Cantel Medical Corp.	9,733	394,868
Cyberonics, Inc.*	6,669	370,596
Globus Medical, Inc., Class A*	17,856	421,045
ICU Medical, Inc.*	5,042	421,411
Integra LifeSciences Holdings Corp.*	8,000	445,760
Masimo Corp.*	9,423	240,475
West Pharmaceutical Services, Inc.	4,556	224,656

Healthcare services—1.7%
AmSurg Corp.*	4,690	258,794

COMMON STOCKS—97.3%	Shares	Value

Healthcare services (cont’d)
IPC Healthcare, Inc.*	7,010	$282,924

Household products/wares—1.0%
Tumi Holdings, Inc.*	14,375	325,881

Housewares—0.9%
The Toro Co.	4,523	293,588

Insurance—2.7%
AmTrust Financial Services, Inc.	4,696	237,711
ProAssurance Corp.	8,313	368,848
Selective Insurance Group, Inc.	10,791	278,624

Internet—1.2%
j2 Global, Inc.	6,506	373,705

Machinery-diversified—0.9%
Cognex Corp.*	7,552	277,536

Metal fabricate/hardware—0.8%
RBC Bearings, Inc.	4,233	245,683

Miscellaneous manufacturer—3.0%
CLARCOR, Inc.	7,154	447,340
Proto Labs, Inc.*	5,498	354,016
Raven Industries, Inc.	8,001	171,541

Oil & gas—1.6%
Carrizo Oil & Gas, Inc.*	6,675	301,043
Oasis Petroleum, Inc.*	7,110	95,558
Stone Energy Corp.*	9,602	135,196

Oil & gas services—1.9%
Dril-Quip, Inc.*	1,369	101,621
Forum Energy Technologies, Inc.*	14,239	219,992
Helix Energy Solutions Group, Inc.*	15,153	284,422

Packaging & containers—1.5%
Berry Plastics Group, Inc.*	14,621	494,482

Pharmaceuticals—2.1%
Akorn, Inc.*	5,638	240,066
Prestige Brands Holdings, Inc.*	12,520	428,935

Pipelines—0.7%
Primoris Services Corp.	12,209	229,285

Real estate—1.2%
HFF, Inc., Class A	11,159	379,071

Real estate investment trusts (REITs)—4.4%
American Assets Trust, Inc.	7,845	348,161
BioMed Realty Trust, Inc.	9,827	240,270
Corporate Office Properties Trust	10,865	325,950
Pebblebrook Hotel Trust	10,981	509,958

Retail—6.4%
Casey’s General Stores, Inc.	3,717	339,362
Del Frisco’s Restaurant Group, Inc.*	17,794	352,855
Lumber Liquidators Holdings, Inc.*	3,730	235,549
Mattress Firm Holding Corp.*	5,922	341,226
Popeyes Louisiana Kitchen, Inc.*	5,829	334,701
Texas Roadhouse, Inc.	7,910	265,697
Vitamin Shoppe, Inc.*	4,602	194,527

Semiconductors—3.3%
Diodes, Inc.*	16,148	426,792
Power Integrations, Inc.	7,364	379,835
Semtech Corp.*	10,691	272,193

Software—11.5%
Bottomline Technologies de, Inc.*	13,755	340,711
CommVault Systems, Inc.*	10,505	457,808

  |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 01.31.2015

EAGLE SMALL CAP STOCK FUND (cont’d)

COMMON STOCKS—97.3%	Shares	Value

Software (cont’d)
Constant Contact, Inc.*	9,960	$376,687
Monotype Imaging Holdings, Inc.	11,777	345,537
Omnicell, Inc.*	11,326	360,507
Qlik Technologies, Inc.*	17,415	494,586
SciQuest, Inc.*	20,232	287,699
SolarWinds, Inc.*	9,049	435,709
SPS Commerce, Inc.*	4,371	259,200
Tangoe, Inc.*	32,259	368,721

Telecommunications—4.3%
NeuStar, Inc., Class A*	10,093	265,345
NICE-Systems Ltd., Sponsored ADR	13,493	660,482
Plantronics, Inc.	10,409	477,045

Transportation—2.8%
Hub Group, Inc., Class A*	4,499	150,267
Landstar System, Inc.	6,216	398,321
Roadrunner Transportation Systems, Inc.*	18,320	372,262
Total common stocks (cost $29,557,215)		31,469,972

Total investment portfolio (cost $29,557,215) 97.3% ‡		31,469,972

Other assets in excess of liabilities 2.7%		867,635

Net assets 100.0%		$32,337,607

*	Non-income producing security
‡	As of January 31, 2015, aggregate cost for federal income tax purposes was $29,605,306. Net unrealized appreciation (depreciation) on a tax-basis was $1,864,666, including aggregate gross unrealized appreciation and depreciation of $4,162,449 and $(2,297,783), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation

Sector	Percent of net assets
Consumer, non-cyclical	23.6%

Financial	18.0%

Technology	14.8%

Industrial	13.8%

Consumer, cyclical	11.4%

Communications	6.6%

Energy	4.2%

Basic materials	3.9%

Utilities	1.0%

The accompanying notes are an integral part of the Investment Portfolios.  |

Investment Portfolios

(UNAUDITED) | 01.31.2015

EAGLE SMALLER COMPANY FUND

COMMON STOCKS—104.0%	Shares	Value

Advertising—1.1%
MDC Partners, Inc., Class A	29,589	$707,177

Aerospace/defense—2.0%
Esterline Technologies Corp.*	4,411	494,429
HEICO Corp.	12,545	761,231

Apparel—1.7%
Iconix Brand Group, Inc.*	16,123	535,928
Steven Madden Ltd.*	15,878	545,251

Auto parts & equipment—1.1%
Gentherm, Inc.*	18,784	690,875

Banks—5.6%
Eagle Bancorp, Inc.*	19,522	667,653
Signature Bank*	8,662	1,014,580
South State Corp.	10,741	641,345
Texas Capital Bancshares, Inc.*	11,712	478,435
Western Alliance Bancorporation*	27,028	694,890

Biotechnology—1.3%
Bio-Rad Laboratories, Inc., Class A*	6,787	776,908

Chemicals—3.3%
Balchem Corp.	16,868	893,498
Platform Specialty Products Corp.*	25,043	525,903
Sensient Technologies Corp.	10,697	652,517

Commercial services—5.2%
Gartner, Inc.*	5,582	470,116
Healthcare Services Group, Inc.	22,067	695,331
LifeLock, Inc.*	48,899	726,150
Monro Muffler Brake, Inc.	9,945	568,258
Ritchie Bros Auctioneers, Inc.	31,559	788,975

Diversified financial services—4.9%
Evercore Partners, Inc., Class A	12,579	602,157
Financial Engines, Inc.	16,133	579,175
PRA Group, Inc.*	13,900	688,328
The NASDAQ OMX Group, Inc.	12,534	571,550
WageWorks, Inc.*	10,493	577,535

Electric—1.3%
ALLETE, Inc.	13,739	778,314

Electronics—2.3%
Control4 Corp.*	45,096	684,557
FLIR Systems, Inc.	25,062	756,873

Environmental control—0.8%
Clean Harbors, Inc.*	9,897	468,326

Food—2.6%
J & J Snack Foods Corp.	5,891	578,025
TreeHouse Foods, Inc.*	11,524	1,045,227

Healthcare products—8.6%
Bio-Techne Corp.	8,863	824,436
Cantel Medical Corp.	14,930	605,710
Cyberonics, Inc.*	11,828	657,282
Globus Medical, Inc., Class A*	36,403	858,383
ICU Medical, Inc.*	6,306	527,055
Integra LifeSciences Holdings Corp.*	15,222	848,170
STERIS Corp.	6,705	437,300
West Pharmaceutical Services, Inc.	11,179	551,237

Healthcare services—3.5%
Acadia Healthcare Co., Inc.*	12,971	749,075
AmSurg Corp.*	12,750	703,545
MEDNAX, Inc.*	10,186	691,528

COMMON STOCKS—104.0%	Shares	Value

Household products/wares—1.0%
Tumi Holdings, Inc.*	27,323	$619,412

Housewares—0.9%
The Toro Co.	8,494	551,345

Insurance—2.4%
AmTrust Financial Services, Inc.	9,456	478,663
ProAssurance Corp.	10,833	480,660
Selective Insurance Group, Inc.	20,068	518,156

Internet—1.0%
j2 Global, Inc.	10,865	624,086

Iron/steel—0.6%
Steel Dynamics, Inc.	22,783	388,222

Leisure time—1.5%
Jarden Corp.*	19,628	942,537

Machinery-diversified—2.9%
Cognex Corp.*	14,378	528,391
Graco, Inc.	8,191	583,527
IDEX Corp.	9,196	665,331

Miscellaneous manufacturer—4.5%
A.O. Smith Corp.	9,691	575,742
AptarGroup, Inc.	11,190	706,201
CLARCOR, Inc.	13,151	822,332
Proto Labs, Inc.*	10,551	679,379

Oil & gas—2.4%
Carrizo Oil & Gas, Inc.*	11,844	534,164
SM Energy Co.	12,524	473,658
Whiting Petroleum Corp.*	15,656	469,993

Oil & gas services—2.2%
Forum Energy Technologies, Inc.*	23,463	362,503
Helix Energy Solutions Group, Inc.*	25,515	478,916
Oceaneering International, Inc.	9,796	512,919

Packaging & containers—2.0%
Berry Plastics Group, Inc.*	27,396	926,533
Silgan Holdings, Inc.	6,677	343,264

Pharmaceuticals—2.6%
Akorn, Inc.*	19,325	822,858
Prestige Brands Holdings, Inc.*	23,807	815,628

Pipelines—0.7%
Primoris Services Corp.	24,676	463,415

Real estate—1.0%
HFF, Inc., Class A	18,478	627,698

Real estate investment trusts (REITs)—4.2%
BioMed Realty Trust, Inc.	35,261	862,132
Corporate Office Properties Trust	28,475	854,250
Pebblebrook Hotel Trust	18,587	863,180

Retail—8.5%
Bloomin’ Brands, Inc.*	33,581	829,954
Casey’s General Stores, Inc.	7,583	692,328
Copart, Inc.*	11,445	418,887
Lumber Liquidators Holdings, Inc.*	6,201	391,593
Mattress Firm Holding Corp.*	11,842	682,336
MSC Industrial Direct Co., Inc., Class A	8,490	637,344
Popeyes Louisiana Kitchen, Inc.*	12,037	691,165
Texas Roadhouse, Inc.	15,035	505,026
Vitamin Shoppe, Inc.*	9,201	388,926

Semiconductors—3.4%
Diodes, Inc.*	30,089	795,252

    |   The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 01.31.2015

EAGLE SMALLER COMPANY FUND (cont’d)

COMMON STOCKS—104.0%	Shares	Value

Semiconductors (cont’d)
Power Integrations, Inc.	16,303	$840,909
Semtech Corp.*	17,409	443,233

Software—9.6%
CommVault Systems, Inc.*	19,925	868,332
Constant Contact, Inc.*	15,552	588,177
Informatica Corp.*	10,970	457,284
Monotype Imaging Holdings, Inc.	20,303	595,690
Omnicell, Inc.*	17,753	565,078
Qlik Technologies, Inc.*	30,418	863,871
SolarWinds, Inc.*	16,991	818,117
SPS Commerce, Inc.*	7,930	470,249
Tangoe, Inc.*	62,173	710,637

Telecommunications—4.1%
NeuStar, Inc., Class A*	20,657	543,072
NICE-Systems Ltd., Sponsored ADR	22,994	1,125,556
Plantronics, Inc.	19,391	888,690

Transportation—3.2%
Genesee & Wyoming, Inc., Class A*	10,039	827,715
Landstar System, Inc.	10,382	665,279
Roadrunner Transportation Systems, Inc.*	22,603	459,293
Total common stocks (cost $56,183,697)		64,452,326

Total investment portfolio (cost $56,183,697) 104.0% ‡		64,452,326

Liabilities in excess of other assets (4.0)%		(2,473,282)

Net assets 100.0%		$61,979,044

*	Non-income producing security
‡	As of January 31, 2015, aggregate cost for federal income tax purposes was $56,472,198. Net unrealized appreciation (depreciation) on a tax-basis was $7,980,128, including aggregate gross unrealized appreciation and depreciation of $10,058,145 and $(2,078,017), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation

Sector	Percent of net assets
Consumer, non-cyclical	24.8%

Financial	18.1%

Industrial	17.7%

Consumer, cyclical	13.7%

Technology	13.0%

Communications	6.2%

Energy	5.3%

Basic materials	3.9%

Utilities	1.3%

The accompanying notes are an integral part of the Investment Portfolios.  |

Notes to Investment Portfolios

(UNAUDITED) | 01.31.2015

NOTE 1 | Organization and investment objective | The Eagle Series Trust (the “Eagle Series Trust”) is organized as a separate Massachusetts business trust. The Eagle Series Trust offers shares in the following series (each a “Fund” and collectively the “Funds”) and are advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”). Each Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

The Eagle Family of Funds consists of the Eagle Capital Appreciation Fund, the Eagle Growth & Income Fund and the Eagle Series Trust (each a “Trust” and collectively the “Trusts”). Members of the Board of Trustees (“Board”) for the Trusts may serve as Trustees for one or more of the Trusts.

The Eagle Series Trust currently offers shares in seven series:

•	The Eagle International Stock Fund (“International Stock Fund”) seeks capital appreciation,

•	The Eagle Investment Grade Bond Fund (“Investment Grade Bond Fund”) seeks current income and preservation of capital,

•	The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,

•	The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,

•	The Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation,

•	The Eagle Small Cap Stock Fund (“Small Cap Stock Fund”) seeks capital appreciation, and

•	The Eagle Smaller Company Fund (“Smaller Company Fund”) seeks capital growth.

The Eagle Series Trust also includes the Eagle Tax-Exempt Bond Fund which is not currently offered for sale.

Class offerings | Each Fund is authorized and currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to qualified buyers. The International Stock Fund, the Mid Cap Growth Fund, the Mid Cap Stock Fund, the Small Cap Growth Fund, the Small Cap Stock Fund and the Smaller Company Fund are authorized and currently offer Class R-6 shares to qualified buyers. Class R-6 shares are authorized but not currently offered by the Investment Grade Bond Fund.

•	For all Funds except the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed within one year of purchase.

•	Class I, Class R-3, Class R-5, and Class R-6 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2 | Significant accounting policies

Use of estimates | The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities | The price of each Fund’s shares is based on the NAV per share of each class of a Fund. The Funds determine the NAV of their shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. Eastern Time) (“NYSE Close”), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Manager is not required to recalculate the NAV.

Generally, the Funds value securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price of securities traded in foreign markets to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The security is not actively traded;

•	Trading on the security halted before the close of the trading market;

•	The security is newly issued;

•	Issuer-specific events occurred after the security halted trading; or

•	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Notes to Investment Portfolios

(UNAUDITED) | 01.31.2015

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments for securities traded in foreign markets are furnished by Board approved independent pricing services. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value requires consideration of appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee (“Valuation Committee”) comprised of certain officers of the Trusts and other employees of the Manager. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For securities fair valued by the Valuation Committee, Eagle checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Eagle compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Eagle documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for a Fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board, and may occur as a result of lookback testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•	Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•	Foreign exchange-traded equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the NYSE Close, closing market quotations may become unreliable. Consequently, fair valuation of securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time trading ends in a foreign market on a particular security and the Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that a Fund or Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, the security will be priced at fair value. The Fund also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the NYSE Close. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

•	Fixed income securities | Government bonds, corporate bonds, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Notes to Investment Portfolios

(UNAUDITED) | 01.31.2015

•	Short-term securities | Debt securities with a maturity of sixty (60) days or less as of the valuation date normally are valued on the basis of prices provided by independent pricing services. These securities may be valued using the amortized cost method (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended), if representative quoted prices are not available from an independent pricing service. The amortized cost of an instrument is determined by valuing it at the cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/ premium at a constant rate until maturity. Amortized cost approximates fair value.

•	Futures and options | Futures and options are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended January 31, 2015, none of the Funds held any futures or options.

•	Investment companies and exchange-traded funds (ETFs) | Investments in other investment companies are valued at their reported NAV. Investments in ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements | Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2015.

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total

International Stock Fund

Common stocks(a)	$—	$8,672,733	$8,672,733
Preferred stocks	—	32,604	32,604
Total investment portfolio	$—	$8,705,337	$8,705,337

Investment Grade Bond Fund
Corporate bonds(a)	$—	$23,834,424	$23,834,424
Mortgage and asset-backed securities	—	17,039,875	17,039,875
U.S. Treasuries	—	11,449,532	11,449,532
U.S. Government agency securities	—	2,039,153	2,039,153
Supranational banks	—	1,015,457	1,015,457
Total investment portfolio	$—	$55,378,441	$55,378,441

Notes to Investment Portfolios

(UNAUDITED) | 01.31.2015

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
Mid Cap Growth Fund
Common stocks(a)	$736,216,596	$—	$736,216,596
Total investment portfolio	$736,216,596	$—	$736,216,596

Mid Cap Stock Fund
Common stocks(a)	$358,783,523	$—	$358,783,523
Total investment portfolio	$358,783,523	$—	$358,783,523

Small Cap Growth Fund
Common stocks(a)	$3,643,234,908	$—	$3,643,234,908
Total investment portfolio	$3,643,234,908	$—	$3,643,234,908

Small Cap Stock Fund
Common stocks(a)	$31,469,972	$—	$31,469,972
Total investment portfolio	$31,469,972	$—	$31,469,972

Smaller Company Fund
Common stocks(a)	$64,452,326	$—	$64,452,326
Total investment portfolio	$64,452,326	$—	$64,452,326

(a)	Please see the investment portfolio for detail by industry.

The Funds recognize transfers between levels at the end of the reporting period. During the period ended January 31, 2015, none of the Funds had any investments classified as Level 3 and there were no transfers in or out of levels 1, 2, or 3.

Foreign currency transactions | The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Forward foreign currency exchange contracts | Each of the Funds, except the Small Cap Growth Fund, is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency exchange contracts are valued in U.S. dollars based upon forward exchange rates provided by an independent pricing service as of the close of the NYSE each valuation day and the unrealized gain or loss is included in the related Statements of Assets and Liabilities, as reflected in the Eagle Mutual Funds Annual Report (“Annual Report”) for the fiscal year ended October 31, 2014. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the related Statements of Operations, as reflected in the Annual Report for the fiscal year ended October 31, 2014. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts. During the period ended January 31, 2015, none of the Funds held forward foreign currency exchange contracts.

Real estate investment trusts (“REIT(s)”) | There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the Funds’ fiscal year-end and may differ from the estimated amounts.

Repurchase agreements | Each Fund may enter into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security

Notes to Investment Portfolios

(UNAUDITED) | 01.31.2015

can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended January 31, 2015, none of the Funds held any repurchase agreements.

Revenue recognition | Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign taxes | The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Funds accrue such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a Fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.

Expenses | Each Fund is charged for certain expenses which are directly attributable to it, and certain other expenses which are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each Fund are allocated to each class of shares based upon its relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby each Fund receives credits on uninvested cash balances which are used to offset a portion of each Fund’s expenses. These custodian credits are shown as “Expense offsets” in the related Statements of Operations, as reflected in the Annual Report for the fiscal year ended October 31, 2014.

Class allocations | Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Distributions | Each Fund, except the Investment Grade Bond Fund, distributes net investment income annually. Distributions of net investment income in the Investment Grade Bond Fund are made monthly. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable Fund, will be distributed to shareholders annually in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other | In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3 | Federal income taxes and distributions | Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.

Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences.

NOTE 4 | Subsequent events | On November 14, 2014, the Board of Trustees of the Eagle Series Trust approved the reorganization (the “Reorganization”) of the Small Cap Stock Fund into the Smaller Company Fund. The Reorganization, which did not require approval by shareholders of the Small Cap Stock Fund, took place at the close of business on February 20, 2015. The Reorganization qualified as a tax-free transaction for federal income tax purposes.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Series Trust that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE SERIES TRUST
Date: March 23, 2015

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE SERIES TRUST
Date: March 23, 2015

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: March 23, 2015

/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer